Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 7,209,989	$ 1,005,044	¥ 6,318,789
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	16,400	2,300	12,500
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable	1,300	200	5,300
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 1,100,000	$ 151,300	¥ 987,900